Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information for the Operating Segments

The segment information for the operating segments for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	505,430	707,804	1,660,456	295,786	2,057	3,171,533
Less: intersegment sales	(409,303)	(535,515)	(179,692)	(30,476)	(657)	(1,155,643)

Revenue from external customers	96,127	172,289	1,480,764	265,310	1,400	2,015,890

Depreciation, depletion and amortization	(169,484)	(32,319)	(12,734)	(21,146)	(1,692)	(237,375)
Including: Impairment losses of property, plant and equipment	(6,565)	(10,223)	(7)	(1,150)	(2)	(17,947)
Profit / (loss) from operations	15,475	39,961	8,279	15,688	(11,681)	67,722
Finance costs:
Exchange gain						8,217
Exchange loss						(9,311)
Interest income						2,901
Interest expense						(22,408)

Total net finance costs						(20,601)

Share of profit / (loss) of associates and joint ventures	1,716	(89)	1,501	279	2,561	5,968

Profit before income tax expense						53,089
Income tax expense						(16,296)

Profit for the year						36,793

Segment assets	1,211,912	318,299	397,813	519,249	1,357,803	3,805,076
Other assets						26,724
Investments in associates and joint ventures	39,517	1,375	11,938	5,534	22,795	81,159
Elimination of intersegment balances (a)						(1,508,347)

Total assets						2,404,612

Capital expenditures	161,997	17,705	10,982	24,529	1,014	216,227
Segment liabilities	525,085	79,989	199,340	120,244	589,460	1,514,118
Other liabilities						70,091
Elimination of intersegment balances (a)						(560,916)

Total liabilities						1,023,293

	Year Ended December 31, 2016
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	412,484	582,510	1,301,616	247,477	2,197	2,546,284
Less: intersegment sales	(335,716)	(438,853)	(126,344)	(27,784)	(684)	(929,381)

Revenue from external customers	76,768	143,657	1,175,272	219,693	1,513	1,616,903

Depreciation, depletion and amortization	(155,192)	(25,475)	(12,891)	(22,743)	(1,846)	(218,147)
Including: Impairment losses of property, plant and equipment	(882)	(3,413)	(2)	(4,205)	—	(8,502)
Profit / (loss) from operations	3,148	39,026	11,048	17,885	(10,472)	60,635
Finance costs:
Exchange gain						12,828
Exchange loss						(11,571)
Interest income						2,491
Interest expense						(23,348)

Total net finance costs						(19,600)

Share of (loss) / profit of associates and joint ventures	(158)	13	552	204	3,494	4,105

Profit before income tax expense						45,140
Income tax expense						(15,768)

Profit for the year						29,372

Segment assets	1,260,009	324,357	384,123	546,485	1,434,141	3,949,115
Other assets						25,766
Investments in associates and joint ventures	42,398	1,262	10,455	3,305	21,547	78,967
Elimination of intersegment balances(a)						(1,657,197)

Total assets						2,396,651

Capital expenditures	130,248	12,847	7,983	20,340	968	172,386
Segment liabilities	536,284	124,076	183,159	150,855	668,353	1,662,727
Other liabilities						58,839
Elimination of intersegment balances(a)						(697,650)

Total liabilities						1,023,916

	Year Ended December 31, 2015
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	475,412	642,428	1,383,426	281,778	2,507	2,785,551
Less: intersegment sales	(384,423)	(502,007)	(146,719)	(26,259)	(715)	(1,060,123)

Revenue from external customers	90,989	140,421	1,236,707	255,519	1,792	1,725,428

Depreciation, depletion and amortization	(148,958)	(24,400)	(12,974)	(14,489)	(2,054)	(202,875)
Including: Impairment losses of property, plant and equipment	(22,922)	(1,843)	(191)	(66)	—	(25,022)
Profit/ (loss) from operations	33,961	4,883	(500)	51,231	(10,323)	79,252
Finance costs:
Exchange gain						9,536
Exchange loss						(10,168)
Interest income						2,019
Interest expense						(24,328)

Total net finance costs						(22,941)

Share of (loss) / profit of associates and joint ventures	(5,599)	66	(156)	4,206	2,987	1,504

Profit before income tax expense						57,815
Income tax expense						(15,726)

Profit for the year						42,089

Segment assets	1,221,942	311,149	343,721	597,240	1,518,486	3,992,538
Other assets						28,043
Investments in associates and joint ventures	32,413	1,249	9,517	3,424	24,373	70,976
Elimination of intersegment balances (a)						(1,697,713)

Total assets						2,393,844

Capital expenditures	157,822	15,725	7,061	20,360	1,270	202,238
Segment liabilities	511,098	114,888	148,556	206,920	727,579	1,709,041
Other liabilities						47,261
Elimination of intersegment balances (a)						(706,492)

Total liabilities						1,049,810

Geographical Information

Geographical information

	Revenue			Non-current assets (b)
Year Ended December 31,	2017	2016	2015	2017	2016	2015
	RMB	RMB	RMB	RMB	RMB	RMB
Mainland China	1,294,516	1,101,055	1,185,189	1,711,605	1,739,351	1,796,288
Other	721,374	515,848	540,239	239,204	253,264	228,416

	2,015,890	1,616,903	1,725,428	1,950,809	1,992,615	2,024,704

(a)	Elimination of intersegment balances represents elimination of intersegment accounts and investments.
(b)	Non-current assets mainly include non-current assets other than financial instruments and deferred tax assets.